21. EQUITY (Details 2) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Shares at the beginning of the period	811,759,800	811,416,022	811,139,545
Purchase of treasury shares	(4,836,000)
Delivery of restricted shares	783,362	343,778	276,477
Shares at the end of the period	807,707,162	811,759,800	811,416,022